UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 28-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


/s/ Martin Kalish            Plymouth, Minnesota              May 5, 2006
--------------------        ------------------------       ------------------
     [Signature]              [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:  78

Form 13F Information Table Value Total: $977,967
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.     Form 13F File Number                  Name

1.      28- 10924              Waterstone Market Neutral Master Fund, Ltd.

2.      28- 10926              Waterstone Capital Offshore Advisors, LP

FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2           COLUMN 3     COLUMN 4       COLUMN 5         COL 6   COL 7         COLUMN 8

                                                               VALUE     SHRS OR     SH/ PUT/  INVSMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (X$1000)   PRN AMT     PRN CALL  DSCRTN  MNGRS   SOLE    SHARED  NONE
--------------                 --------------     -----       --------   -------     --- ----  ------  -----   ----    ------  ----
AMERICAN FINL RLTY TR          NOTE 4.375% 7/1    02607PAB3     4,487      5,000,000 SH        Sole    None    Sole
AMERIPRISE FINL INC            COM                03076C106    16,716        370,970 SH        Sole    None    Sole
AMGEN INC                      COM                031162900       570          2,000     CALL  Sole    None    Sole
APOGENT TECHNOLOGIES INC       DBCV 12/1          03760AAK7     9,104      7,000,000 SH        Sole    None    Sole
APRIA HEALTHCARE GROUP INC     NOTE 3.375% 9/0    037933AB4    14,020     14,504,000 SH        Sole    None    Sole
ASPEN INSURANCE HOLDINGS LTD   SHS                G05384105     7,275        295,000 SH        Sole    None    Sole
AT&T INC                       COM                00206R102     1,793         66,300 SH        Sole    None    Sole
ATMEL CORP                     COM                049513104     3,262        691,201 SH        Sole    None    Sole
BASIC ENERGY SVCS INC NEW      COM                06985P100       709         23,800 SH        Sole    None    Sole
BEST BUY INC                   COM                086516101     7,148        127,800 SH        Sole    None    Sole
BEST BUY CO INC                COM                086516951     2,088          5,642     PUT   Sole    None    Sole
BORDERS GROUP INC              COM                099709107     3,743        148,300 SH        Sole    None    Sole
BROADCOM CORP                  CL A               111320107     2,997         69,450 SH        Sole    None    Sole
BROCADE COMMUNICATIONS SYS I   NOTE 2.000% 1/0    111621AB4       111        113,000 SH        Sole    None    Sole
CAPITAL ONE FINL CORP          COM                14040H105    26,169        325,000 SH        Sole    None    Sole
CHIRON CORP                    DBCV 2.750% 6/3    170040AJ8    28,377     28,500,000 SH        Sole    None    Sole
CIBER INC                      SDCV 2.875%12/1    17163BAB8     6,887      7,850,000 SH        Sole    None    Sole
CITY NATL CORP                 COM                178566105     3,848         50,109 SH        Sole    None    Sole
COMERICA INC                   COM                200340107     1,658         28,600 SH        Sole    None    Sole
COMMONWEALTH TEL ENTERPRISES   NOTE 3.250% 7/1    203349AB1    19,953     20,000,000 SH        Sole    None    Sole
COOPER CAMERON CORP            COM                216640102     1,309         29,700 SH        Sole    None    Sole
DANAHER CORP DEL               NOTE 1/2           235851AF9    50,534     54,534,000 SH        Sole    None    Sole
E M C CORP MASS                COM                268648102     2,965        217,500 SH        Sole    None    Sole
EASTMAN KODAK CO               NOTE 3.375%10/1    277461BE8    24,105     22,500,000 SH        Sole    None    Sole
EASTMAN KODAK CO               COM                277461959       639          1,800     PUT   Sole    None    Sole
ENSCO INTL INC                 COM                26874Q100       985         19,150 SH        Sole    None    Sole
FAIR ISAAC CORP                NOTE 1.500% 8/1    303250AD6    14,935     14,200,000 SH        Sole    None    Sole
FLIR SYS INC                   NOTE 3.000% 6/0    302445AB7    26,750     19,042,000 SH        Sole    None    Sole
FMC TECHNOLOGIES INC           COM                30249U101     1,900         37,100 SH        Sole    None    Sole
FORD MTR CO CAP TR II          PFD TR CV6 .5%     345395206    22,565        760,000 SH        Sole    None    Sole
FREEPORT-MCMORAN COPPER & GO   NOTE 7.000% 2/1    35671DAK1   179,668     90,745,000 SH        Sole    None    Sole
GETTY IMAGES INC               SDCV 0.500% 6/0    374276AH6    48,529     29,820,000 SH        Sole    None    Sole
GREY GLOBAL GROUP INC          SDCV 5.000% 10/1   39787MAB4    11,249      9,000,000 SH        Sole    None    Sole
GUIDANT CORP                   COM                401698105     1,952         25,000 SH        Sole    None    Sole
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1    410768AE5     9,054      6,500,000 SH        Sole    None    Sole
HASBRO INC                     DBCV 2.750%12/0    418056AN7     2,216      2,094,000 SH        Sole    None    Sole
HEADWATERS INC                 NOTE 2.875% 6/0    42210PAB8     8,709      6,000,000 SH        Sole    None    Sole
HYDRIL                         COM                448774109     3,991         51,200 SH        Sole    None    Sole
IMCLONE SYS INC                NOTE 1.375% 5/1    45245WAF6    38,766     44,477,000 SH        Sole    None    Sole
INFORMATICA CORP               COM                45666Q102     2,721        175,000 SH        Sole    None    Sole
INTEGRATED DEVICE TECHNOLOGY   COM                458118106     3,760        253,000 SH        Sole    None    Sole
INTERNATIONAL GAME TECHNOLOG   DBCV 1/2           459902AL6    79,837    106,451,000 SH        Sole    None    Sole
INTERPUBLIC GROUP COS INC      NOTE 4.500% 3/1    460690AT7    34,945     33,500,000 SH        Sole    None    Sole
INVITROGEN CORP                COM                46185R900       260            200     CALL  Sole    None    Sole
KLA-TENCOR CORP                COM                482480100     4,236         87,600 SH        Sole    None    Sole
KOHLS CORP                     COM                500255904     3,900          5,000     CALL  Sole    None    Sole
LANDAMERICA FINL GROUP INC     DBCV 3.125% 11/1   514936AB9    30,794     27,000,000 SH        Sole    None    Sole
LANDAMERICA FINL GROUP INC     DBCV 3.250% 5/1    514936AD5       925        679,000 SH        Sole    None    Sole
LEAR CORP                      NOTE 2/2           521865AG0     3,049      6,572,000 SH        Sole    None    Sole
LEAR CORP                      COM                521865105       911         51,400 SH        Sole    None    Sole
LINEAR TECHNOLOGY CORP         COM                535678106     5,248        149,600 SH        Sole    None    Sole
MERRILL LYNCH & CO INC         COM                590188108     1,181         15,000 SH        Sole    None    Sole
NASH FINCH CO                  FRNT 1.631% 3/1    631158AD4       667      1,663,000 SH        Sole    None    Sole
NATIONAL OILWELL VARCO INC     COM                637071101       641         10,000 SH        Sole    None    Sole
NAVISTAR INTL CORP NEW         NOTE 2.500% 12/1   63934EAG3    22,908     22,758,000 SH        Sole    None    Sole
NEKTAR THERAPEUTICS            COM                640268108     7,388        362,500 SH        Sole    None    Sole
NEW YORK CMNTY CAP TR V        BONUSES            64944P307    45,777        945,227 SH        Sole    None    Sole
NOVELLUS SYS INC               COM                670008101     2,400        100,000 SH        Sole    None    Sole
NRG ENERGY INC                 PFD CONV MAND ADD  629377870       819          3,400 SH        Sole    None    Sole
OMNICARE CAP TR II             PFD B TR 4.00%     68214Q200    10,608        147,500 SH        Sole    None    Sole
QUALCOMM INC                   COM                747525103     3,770         74,500 SH        Sole    None    Sole
QUANEX CORP                    DBCV 2.500% 5/1    747620AE2     1,800      1,000,000 SH        Sole    None    Sole
QUANTA SVCS INC                NOTE 4.000% 7/0    74762EAA0     2,430      2,500,000 SH        Sole    None    Sole
QUANTA SVCS INC                SDCV 4.500%10/0    74762EAC6    14,730      9,500,000 SH        Sole    None    Sole
REINSURANCE GROUP AMER INC     PFD TR INC EQ      759351307    18,375        305,000 SH        Sole    None    Sole
SEACOR HOLDINGS INC            DBCV 2.875% 12/1   811904AH4    12,805     10,500,000 SH        Sole    None    Sole
STAPLES INC                    COM                855030102     4,338        170,000 SH        Sole    None    Sole
SVB FINL GROUP                 COM                78486Q101     6,477        122,100 SH        Sole    None    Sole
TCF FINL CORP                  COM                872275102     3,023        117,400 SH        Sole    None    Sole
TEVA PHARMACEUTICAL INDS LTD   ADR                881624209     3,789         92,000 SH        Sole    None    Sole
TEXAS INSTRS INC               COM                882508104     5,260        162,000 SH        Sole    None    Sole
3M CO                          COM                88579Y101     4,731         62,500 SH        Sole    None    Sole
TRINITY INDS INC               COM                896522109     2,758         50,700 SH        Sole    None    Sole
UNIVERSAL COMPRESSION HLDGS    COM                913431102       760         15,000 SH        Sole    None    Sole
VALASSIS COMMUNICATIONS INC    NOTE 1.625% 5/2    918866AK0     7,093     11,200,000 SH        Sole    None    Sole
WAL MART STORES INC            COM                931142103     3,582         75,830 SH        Sole    None    Sole
WELLS FARGO & CO NEW           COM                949746101     4,637         72,606 SH        Sole    None    Sole
ZIONS BANCORPORATION           COM                989701107     2,898         35,028 SH        Sole    None    Sole

SK 21823 0002 666057